CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Foreign currency translation adjustments, tax portion	$ 0	$ 0	$ 0
Share-based compensation	31,979	44,096	33,382
Cost of revenues
Share-based compensation	3,575	8,185	8,089
Research and development expenses
Share-based compensation	19,415	25,170	24,053
Sales and marketing expenses
Share-based compensation	797	777	1,285
General and administrative expenses
Share-based compensation	$ 8,192	$ 9,964	$ (45)
Class A common shares
Number of common shares represented by each ADS	20	20	20